UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         11/14/05
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:           $523,783
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
      Name of      Title of              Value   Shrs of   SH/     PUT/  Investme Other
       Issuer       Class     CUSIP    (x1000)   PRN AMT   PRN    CALL   DiscretiManagers  Sole   Shared   None

AMERICAN STRATEGIC COM      03009T101     5557910  509900                Sole            Sole
AMLI RESIDENTIAL PRSH BEN I 001735109    17260074  538200                Sole            Sole
ATLANTIC REALTY TRUCOM      048798102    12022499  504088                Sole            Sole
AVALONBAY COMMUNITICOM      053484101    23308686  271980                Sole            Sole
BRE PROPERTIES     COM      05564E106    44322000  996000                Sole            Sole
FAIRMONT HOTELS & RCOM      305204109    70254221 2102161                Sole            Sole
FELCOR LODGING     COM      31430F101    21553284 1422659                Sole            Sole
INTERSTATE HOTELS &COM      46088S106     7614263 1637476                Sole            Sole
MERISTAR HOSPITALITCOM      58984Y103     9348207 1023900                Sole            Sole
99 CENTS ONLY STORECOM      65440k106     1636325  176900                Sole            Sole
POST PROPERTIES INCCOM      737464107    90428510 2427611                Sole            Sole
RECKSON ASSOCIATES COM      75621K106    40033085 1158700                Sole            Sole
SHURGARD STORAGE CECOM      82567D104    73544251 1316346                Sole            Sole
SIX FLAGS INC      COM      83001P109     3336879  464100                Sole            Sole
STRATUS PPTYS INC  COM      863167201    10468369  558313                Sole            Sole
SUN COMMUNITIES    COM      866674104    46174270 1409471                Sole            Sole
TAUBMAN CENTERS INCCOM      876664103     7050080  222400                Sole            Sole
THE TOWN & COUNTRY SH BEN I 892081100      766128   26400                Sole            Sole
THOMAS PROPERTY GROCOM      884453101    34851700 2680900                Sole            Sole
URSTADT BIDDLE PROPCOM      917286205     4252380  280500                Sole            Sole

